TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2018
TRADE AND OTHER PAYABLES [Abstract]
Trade and Other Payables
	2018	2017
	US$	US$
Trade creditors	1,901,870	350,801
Accrued expenses	87,214	132,626
	1,989,084	483,427
10.	CONTRIBUTED EQUITY